UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          08/03/12
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $106,233.00
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      358     4000 SH       Sole                                       4000
ABBOTT LABORATORIES            COM              002824100      548     8500 SH       Sole                                       8500
ADVANCED AUTO PARTS            COM              00751Y106      630     9233 SH       Sole                                       9233
AGILENT TECHNOLOGIES INC       COM              00846U101     2893    73734 SH       Sole                                      73734
AMERICAN EAGLE OUTFITTERS      COM              02553E106      726    36800 SH       Sole                                      36800
AMGEN INC                      COM              031162100     3754    51400 SH       Sole                                      51400
ANADARKO PETROLEUM CORP        COM              032511107      411     6216 SH       Sole                                       6216
AON PLC                        COM              G0408V102     2875    61467 SH       Sole                                      61467
AT&T INC                       COM              00206R102     2200    61680 SH       Sole                                      61680
BAKER HUGHES INC               COM              057224107      921    22400 SH       Sole                                      22400
BALL CORP                      COM              058498106     5268   128334 SH       Sole                                     128334
BALTIA AIR LINES INC           COM              058823105       12   570000 SH       Sole                                     570000
BANK OF AMERICA CORP           COM              060505104      730    89287 SH       Sole                                      89287
BECTON DICKINSON & CO          COM              075887109     1061    14190 SH       Sole                                      14190
CENOVUS ENERGY INC             COM              15135U109      611    19215 SH       Sole                                      19215
CHEVRON CORP                   COM              166764100     4371    41436 SH       Sole                                      41436
CIT GROUP INC                  COM              125581801     1260    35366 SH       Sole                                      35366
CONOCOPHILLIPS                 COM              20825C104      251     4500 SH       Sole                                       4500
CONSOL ENERGY INC              COM              20854P109      841    27800 SH       Sole                                      27800
CROWN HOLDINGS INC.            COM              228368106     3654   105934 SH       Sole                                     105934
CSX CORP                       COM              126408103      259    11600 SH       Sole                                      11600
DANAHER CORP                   COM              235851102     2484    47700 SH       Sole                                      47700
DIAGEO PLC-SPON ADR            COM              25243Q205     2680    26000 SH       Sole                                      26000
DIRECTV GROUP INC (THE)        COM              25490A101     3168    64900 SH       Sole                                      64900
DRESSER-RAND GROUP INC         COM              261608103     2971    66700 SH       Sole                                      66700
DU PONT (EI) DE NEMOURS        COM              263534109     2635    52100 SH       Sole                                      52100
EBAY INC                       COM              278642103     3600    85700 SH       Sole                                      85700
ENCANA CORP                    COM              292505104      333    16003 SH       Sole                                      16003
FRANKLIN RESOURCES INC         COM              354613101     2137    19254 SH       Sole                                      19254
FREEPORT-MCMORAN COPPER        COM              35671D857     1148    33700 SH       Sole                                      33700
HEWLETT-PACKARD CO             COM              428236103      397    19750 SH       Sole                                      19750
IBM CORPORATION                COM              459200101     3657    18699 SH       Sole                                      18699
INTERNATIONAL PAPER CO         COM              460146103     3118   107867 SH       Sole                                     107867
JPMORGAN CHASE & CO            COM              46625H100     3181    89029 SH       Sole                                      89029
KIMBERLY-CLARK CORP            COM              494368103     1139    13600 SH       Sole                                      13600
LOCKHEED MARTIN                COM              539830109      305     3500 SH       Sole                                       3500
LSI CORP                       COM              502161102      394    61900 SH       Sole                                      61900
MACY'S INC                     COM              55616P104     2135    62167 SH       Sole                                      62167
MCDONALDS CORP                 COM              580135101      832     9400 SH       Sole                                       9400
MICROSOFT CORP COM             COM              594918104     2556    83558 SH       Sole                                      83558
MORGAN STANLEY                 COM              617446448      917    62868 SH       Sole                                      62868
NAVISTAR INTERNATIONAL         COM              63934E108      524    18466 SH       Sole                                      18466
NORTHROP GRUMMAN CORP          COM              666807102      364     5700 SH       Sole                                       5700
PACKAGING CORP OF AMERICA      COM              695156109     3218   113966 SH       Sole                                     113966
PEOPLES UNITED FINANCIAL       COM              712704105      255    22000 SH       Sole                                      22000
PRECISION CASTPARTS CORP       COM              740189105     4594    27926 SH       Sole                                      27926
SHIRE PLC-ADR                  COM              82481R106     1611    18651 SH       Sole                                      18651
SPDR GOLD TRUST                COM              78463V107      340     2194 SH       Sole                                       2194
STATE STREET CORP              COM              857477103     2827    63333 SH       Sole                                      63333
TEEKAY CORPORATION             COM              Y8564W103     1649    56316 SH       Sole                                      56316
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     1163    29500 SH       Sole                                      29500
THE SHERWIN-WILLIAMS CO        COM              824348106     3229    24400 SH       Sole                                      24400
THE TRAVELERS COS INC          COM              89417E109     1934    30300 SH       Sole                                      30300
US BANCORP                     COM              902973304     1805    56116 SH       Sole                                      56116
VALSPAR CORP                   COM              920355104     2876    54800 SH       Sole                                      54800
WELLPOINT INC                  COM              94973V107     2577    40400 SH       Sole                                      40400
WELLS FARGO & CO               COM              949746101     1771    52961 SH       Sole                                      52961
WYNDHAM WORLDWIDE CORP         COM              98310W108     2067    39200 SH       Sole                                      39200